Revenue	12 Months Ended
Sep. 30, 2024
Revenue [Abstract]
REVENUE

4. REVENUE

The following table disaggregates the Group’s revenue for the years ended September 30, 2024, 2023 and 2022:

	For the Years Ended September 30,
	2024	2023	2022
By revenue streams
Cross-border sales	$6,476,939	$10,587,053	$17,907,407
Integrated e-commerce services
Fully managed e-commerce operation services	3,280,002	-	-
Digital marketing services	312,180	1,527,247	3,945,353
Others	220,560	619,039	175,543
Total	$10,289,681	$12,733,339	$22,028,303